Long-term borrowings and debt	12 Months Ended
Dec. 31, 2014
Debt Disclosure [Abstract]
Long Term Debt [Text Block]
15.	Long-term borrowings and debt

Borrowings consist of long-term and syndicated loans obtained from international banks. Debt instruments consist of Euro-Notes and issuances in Latin America. The breakdown of borrowings and long-term debt (original maturity of more than one year), together with contractual interest rates, is as follows:

	December 31,
	2014	2013
Borrowings:
At fixed interest rates with due dates from june 2015 to november 2016	65,000	25,000
At floating interest rates with due dates from may 2015 to november 2019	578,956	506,346
Total borrowings	643,956	531,346
Debt:
At fixed interest rates with due dates from april 2017 to march 2024	464,729	444,719
At floating interest rates with due dates from march 2015 to january 2018	296,834	177,806
Total debt	761,563	622,525
Total long-term borrowings and debt	1,405,519	1,153,871

Total long-term borrowings and debt outstanding	1,388,708	1,317,983
Maximum oustanding balance at any month - end	1,587,009	1,893,149
Range of fixed interest rates on borrowing and debt in U.S. dollars	1.50% to 3.75%	1.50% to 3.75%
Range of floating interest rates on borrowing and debt in U.S. dollars	0.72% to 1.76%	0.52% to 1.77%
Range of floating interest rates on borrowing and debt in Mexican peso	3.67% to 3.96%	4.44% to 5.29%
Fixed interest rate on debt in Peruvian nuevos soles	-	6.50%
Weighted average interest rate at the end of the period	2.71%	3.06%
Weighted average interest rate during the period	2.86%	3.08%

The balances of long-term borrowings and debt by currency, is as follows:

	December 31,
	2014	2013
Currency
U.S. dollar	1,069,421	866,975
Mexican peso	271,833	242,916
Peruvian nuevo sol	-	43,980
Euro	64,265	-
Total	1,405,519	1,153,871

The Bank's funding activities include: (i) Euro Medium Term Note Program (“EMTN”), which may be used to issue notes for up to $2.3 billion, with maturities from 7 days up to a maximum of 30 years, at fixed or floating interest rates, or at discount, and in various currencies. The notes are generally issued in bearer or registered form through one or more authorized financial institutions; (ii) Short-and Long-Term Notes “Certificados Bursatiles” Program (the “Mexico Program”) in the Mexican local market, registered with the Mexican National Registry of Securities maintained by the National Banking and Securities Commission in Mexico (“CNBV”, for its acronym in Spanish), for an authorized aggregate principal amount of 10 billion Mexican pesos with maturities from one day to 30 years; (iii) a Program in Peru to issue corporate bonds under a private offer in Peruvian nuevos soles (“PEN”), offered exclusively to institutional investors domiciled in the Republic of Peru, for an maximum aggregate limit of the equivalent of $300 million, with different maturities and interest rate structures.

Some borrowing agreements include various events of default and covenants related to minimum capital adequacy ratios, incurrence of additional liens, and asset sales, as well as other customary covenants, representations and warranties. As of December 31, 2014, the Bank was in compliance with all covenants.

The future remaining maturities of long-term borrowings and debt outstanding as of December 31, 2014, are as follows:

Due in	Oustanding
2015	236,372
2016	288,455
2017	650,510
2018	135,917
2019	30,000
2024	64,265
1,405,519